Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 6.8%
Cogent Communications Holdings, Inc.	15,164	$1,366,428
KT Corp. (South Korea)(1)	123,172	1,214,476
Orange SA (France)(1)	103,114	1,201,278
Telecom Argentina SA (Argentina)(1)	137,524	1,199,209
Telefonica Brasil SA (Brazil)(1)	128,104	1,292,570
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)(1)	54,614	1,120,133
Total Communication Services		7,394,094
Consumer Staples - 1.1%
Ingredion, Inc.	14,348	1,241,102
Energy - 27.1%
Black Stone Minerals LP	181,179	1,270,065
Canadian Natural Resources Ltd. (Canada)	70,029	1,236,712
Cheniere Energy Partners LP	31,252	1,058,818
China Petroleum & Chemical Corp. (China)(1)	27,555	1,171,363
CNOOC Ltd. (China)(1)	10,537	1,113,234
CNX Midstream Partners LP	157,884	1,414,641
CVR Energy, Inc.	54,836	1,052,851
Delek Logistics Partners LP	45,127	1,313,196
Delek US Holdings, Inc.	64,977	1,135,798
Dorchester Minerals LP	106,548	1,161,373
Enbridge, Inc. (Canada)	39,179	1,253,728
Equinor ASA (Norway)(1)	82,645	1,232,237
Kinder Morgan, Inc.	77,880	1,098,108
Marathon Petroleum Corp.	31,487	1,202,803
ONEOK, Inc.	33,845	944,614
PetroChina Co., Ltd. (China)(1)	34,764	1,197,620
Phillips 66	16,340	1,013,407
Phillips 66 Partners LP	31,045	863,051
RPC, Inc.*	382,299	1,135,428
Shell Midstream Partners LP	90,792	1,073,161
Suncor Energy, Inc. (Canada)	70,191	1,106,210
TC Energy Corp. (Canada)	27,598	1,258,469
Transportadora de Gas del Sur SA Class B (Argentina)*(1)	232,006	1,303,874
Valero Energy Corp.	19,402	1,090,974
Viper Energy Partners LP	106,735	1,103,640
Western Midstream Partners LP	99,242	893,178
Total Energy		29,698,553
Industrials - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(1)	17,298	1,160,523
Materials - 18.8%
Avient Corp.	49,159	1,174,900
BHP Group Ltd. (Australia)(1)	24,755	1,308,054
Compass Minerals International, Inc.	25,222	1,284,809
Eastman Chemical Co.	17,553	1,309,980
Huntsman Corp.	66,687	1,233,710
ICL Group Ltd. (Israel)	377,550	1,170,405
LyondellBasell Industries NV Class A	18,224	1,139,364
Newmont Corp.	20,881	1,444,965
Norbord, Inc. (Canada)	56,179	1,829,750
Rio Tinto PLC (Australia)(1)	21,663	1,322,310
Schweitzer-Mauduit International, Inc.	40,524	1,318,246
Sinopec Shanghai Petrochemical Co., Ltd. (China)(1)	47,544	1,049,772
Southern Copper Corp. (Peru)	32,480	1,419,701
Steel Dynamics, Inc.	44,662	1,224,185
Ternium SA (Luxembourg)*(1)	80,298	1,157,094
Westlake Chemical Partners LP	61,245	1,171,004
Total Materials		20,558,249
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate - 32.6%
American Campus Communities, Inc.	33,399	$1,190,340
Apartment Investment and Management Co. Class A	31,942	1,239,988
Brandywine Realty Trust	114,582	1,240,923
Brixmor Property Group, Inc.	94,534	1,088,086
CareTrust REIT, Inc.	66,251	1,193,843
CoreSite Realty Corp.	10,081	1,300,953
CubeSmart	45,143	1,339,393
EPR Properties	34,025	974,136
Gaming and Leisure Properties, Inc.	33,808	1,224,188
Getty Realty Corp.	39,990	1,184,904
Global Medical REIT, Inc.	105,439	1,253,670
Highwoods Properties, Inc.	31,471	1,206,598
Iron Mountain, Inc.	47,212	1,330,906
Lamar Advertising Co. Class A	17,001	1,117,476
Medical Properties Trust, Inc.	63,783	1,283,952
MGM Growth Properties LLC Class A	43,034	1,176,550
National Health Investors, Inc.	20,408	1,265,296
National Retail Properties, Inc.	33,271	1,179,457
Omega Healthcare Investors, Inc.	40,295	1,304,752
Piedmont Office Realty Trust, Inc. Class A	73,060	1,184,303
Public Storage	6,389	1,277,033
Realty Income Corp.	19,787	1,188,209
Ryman Hospitality Properties, Inc.	34,245	1,096,525
Saul Centers, Inc.	37,499	1,151,594
Simon Property Group, Inc.	17,735	1,105,777
SL Green Realty Corp.	23,334	1,085,031
STAG Industrial, Inc.	41,534	1,354,008
Summit Hotel Properties, Inc.	201,277	1,042,615
Washington Prime Group, Inc.	1,279,695	939,168
Weingarten Realty Investors	64,528	1,100,848
Total Real Estate		35,620,522
Utilities - 10.2%
Algonquin Power & Utilities Corp. (Canada)	90,320	1,245,513
Avista Corp.	34,226	1,270,811
Brookfield Infrastructure Corp. Class A (Canada)	24,160	1,102,663
Brookfield Infrastructure Partners LP (Canada)	28,524	1,193,444
Brookfield Renewable Corp. Class A*	6,131	275,527
Brookfield Renewable Partners LP (Canada)	24,525	1,056,782
Dominion Energy, Inc.	14,603	1,183,281
Enel Americas SA (Chile)(1)	159,124	1,204,569
Enel Chile SA (Chile)(1)	324,189	1,355,110
OGE Energy Corp.	39,420	1,296,918
Total Utilities		11,184,618
Total Common Stocks
(Cost $133,365,637)		106,857,661
TOTAL INVESTMENTS - 97.7%
(Cost $133,365,637)		106,857,661
Other Assets in Excess of Liabilities - 2.3%		2,531,866
Net Assets - 100.0%		$109,389,527

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$106,857,661	$—	$—	$106,857,661
Total	$106,857,661	$—	$—	$106,857,661